Shareholders' equity	12 Months Ended
Dec. 31, 2025
Shareholders' equity
Shareholders' equity

22.          Shareholders’ equity

a.	Subscribed and paid-in capital stock as of December 31, 2025, 2024 and 2023, is comprised of ordinary, nominal shares, composed as follows:

	December 31, 2025, 2024 and 2023
	Number of Shares	Contributed Capital
Fixed capital:
Series B Class I	340,345,556	Ps.	262,447
Series BB Class I	49,766,000		38,375
Share Repurchases	(3,942,131)		(3,040)
	386,169,425	Ps.	297,782

b.	At the Ordinary Shareholders’ Meetings held on April 25, 2025, April 26, 2024, and April 24, 2023, and the results for the years ended December 31, 2024, 2023 and 2022, respectively, were approved.
c.

At the Annual Ordinary General Shareholders' Meeting held on April 25, 2025, it was approved, the payment of a cash dividend to stockholders of Ps. 4,500,000 at the rate of Ps.5.767581004 pesos per share in two installments: the first for Ps. 2,250,000, which was paid on May 26, 2025, and the second for the same amount, which was paid on November 27, 2025.

d.

At the Annual Ordinary General Shareholders’ Meeting held on April 26, 2024, it was approved, the payment of a cash dividend to stockholders of Ps. 4,250,000 at the rate of 5.447158938 pesos per share in two installments: the first for Ps. 2,125,000, which was paid on May 31, 2024, and the second for the same amount, which was paid on November 30, 2024.

e.

On February 13, 2023, in accordance with the resolutions adopted at the General Ordinary Stockholders’ Meeting, the Board of Directors determined the payment of a dividend in the amount of Ps.1,450,000 to be made in a single payment at the rate of 3.716885536 pesos per share. The payment date was March 2, 2023.

f.

In resolutions adopted at the Annual Ordinary General Shareholders’ Meeting held on April 21, 2023, it was approved, the payment of a cash dividend to stockholders of Ps.2,300,000 in two installments: the first for Ps.1,800,000 at 4.614064804 pesos per share, which was paid on June 22, 2023, and the second for Ps.500,000 at 1.281684668 pesos per share, which was paid on September 20, 2023.

g.

Shareholders’ equity, except restated paid-in capital and tax-retained earnings, will be income tax on dividends by the Company to the effect upon the distribution rate. Any tax paid on such distribution may be credited against income tax for the year in which the tax on dividends and the following two years, against the tax for the year and interim payments thereof is paid.

h.

Retained earnings include the statutory legal reserve. Under the Mexican General Corporations Law, at least 5% of the year’s net profits must be placed in a legal reserve until the reserve equals an amount representing 20% of capital stock at par value. The legal reserve may be capitalized but may not be distributed unless the Company is dissolved and must be replenished if it is reduced for any reason. As of December 31, 2025, 2024 and 2023 it amounts to Ps.59,556 .